Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net sales	$ 763,836	$ 738,551	$ 825,847	$ 761,990	$ 747,997	$ 723,062	$ 812,171	$ 774,252	$ 3,090,224	$ 3,057,482	$ 3,078,337
Cost of sales	670,022	663,536	716,307	685,252	690,761	645,170	693,346	679,151	2,735,117	2,708,428	2,743,040
Selling, general and administrative									218,061	233,706	275,231
Depreciation									51,298	55,915	53,736
Amortization									9,368	9,366	9,418
Equity in (earnings) losses of investees									(2,750)	(258)	33,433
Transaction costs									51,266	0	0
Restructuring and relocation costs									460	480	35,429
Goodwill and trademark impairment									0	0	181,884
Operating income (loss)	(8,479)	(1,438)	36,733	588	(17,022)	1,153	40,576	25,138	27,404	49,845	(253,834)
Interest income									2,715	2,856	3,131
Interest expense									(61,896)	(61,144)	(45,299)
Loss on debt extinguishment									(521)	(6,275)	0
Other income (expense), net									(9,906)	3,522	(1,793)
Loss from continuing operations before income taxes									(42,204)	(11,196)	(297,795)
Income tax expense									(20,332)	(4,619)	(105,239)
Loss from continuing operations									(62,536)	(15,815)	(403,034)
Loss from discontinued operations, net of income taxes									0	0	(1,983)
Net loss	$ (37,813)	$ (17,956)	$ 17,836	$ (24,603)	$ (31,478)	$ (17,814)	$ 31,100	$ 2,377	$ (62,536)	$ (15,815)	$ (405,017)
Continuing operations (in usd per share)									$ (1.33)	$ (0.34)	$ (8.75)
Discontinued operations (in usd per share)									$ 0.00	$ 0.00	$ (0.04)
Loss per common share - basic (in usd per share)									$ (1.33)	$ (0.34)	$ (8.79)
Continuing operations (in usd per share)									$ (1.33)	$ (0.34)	$ (8.75)
Discontinued operations (in usd per share)									$ 0.00	$ 0.00	$ (0.04)
Loss per common share - diluted (in usd per share)									$ (1.33)	$ (0.34)	$ (8.79)